Consolidated Statements of Operations - Intec Pharma Ltd. [Member] - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES:
RESEARCH AND DEVELOPMENT EXPENSES, net	$ (6,740)	$ (26,659)
GENERAL AND ADMINISTRATIVE EXPENSES	(7,089)	(8,287)
IMPAIRMENT OF LONG-LIVED ASSETS (Note 6e(2))		(13,663)
OTHER INCOME		1,500
OPERATING LOSS	(13,829)	(47,109)
FINANCIAL INCOME (EXPENSES), net (Note 8c)	(175)	148
LOSS BEFORE INCOME TAX	(14,004)	(46,961)
INCOME TAX (Note 9)	(124)	(638)
NET LOSS	$ (14,128)	$ (47,599)
LOSS PER ORDINARY SHARE - BASIC AND DILUTED	$ (4.08)	$ (28.18)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER ORDINARY SHARE IN THOUSANDS	3,461	1,689